Consolidated Statements of Operations - Inventories as costs of goods sold (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Operations
Net (liabilities) assets in excess of considerations received	$ (485)	$ (25,771)	$ 10,219
Reclassification adjustment for the exchange differences upon dispositions of subsidiaries	(1,758)	672	(11,306)
Gain on dispositions of subsidiaries, net (see Note 29)	$ (2,243)	(25,099)	(1,087)
Inventories as costs of goods sold (including depreciation, amortization and depletion expenses allocated to costs of goods sold)		$ 72,414	$ 92,138	$ 206,644